INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

7.	INTANGIBLE ASSETS

As of March 27, 2021 and June 27, 2020, intangible assets consist of the following:

	March 27,	June 27,
	2021	2020

Dispensary Licenses	$118,881,616	$125,565,281
Customer Relationships	15,927,600	15,927,600
Management Agreement	7,594,937	7,594,937
Capitalized Software	9,343,352	9,255,026
Intellectual Property	6,276,955	8,520,121

Total Intangible Assets	158,024,460	166,862,965

Dispensary Licenses	(20,685,860)	(15,860,670)
Customer Relationships	(14,210,226)	(6,261,515)
Management Agreement	(715,761)	(565,972)
Capitalized Software	(4,071,756)	(2,273,432)
Intellectual Property	(3,006,772)	(5,496,231)

Less Accumulated Amortization	(42,690,375)	(30,457,820)

Intangible Assets, Net	$115,334,085	$136,405,145

The Company recorded amortization expense related to continuing operations of $4,452,573 and $13,104,322 for the three and nine months ended March 27, 2021, respectively. The Company recorded amortization expense related to continuing operations of $4,333,212 and $10,660,164 for the three and nine months ended March 28, 2020, respectively. During the three months ended March 27, 2021, the Company recorded impairment on an intellectual property asset in the amount of $1,573,563. During the three and nine months ended March 27, 2021, $24,832 and $62,951, respectively, of share-based compensation was capitalized to capitalized software. During the three and nine months ended March 28, 2020, $41,293 and $313,535, respectively, of share-based compensation was capitalized to capitalized software.

11.	INTANGIBLE ASSET

As of June 27, 2020 and June 29, 2019, intangible assets consist of the following:

	2020	2019

Dispensary Licenses	$139,736,881	$179,628,706
Customer Relationships	18,586,200	18,415,200
Management Agreement	7,594,937	7,594,937
Capitalized Software	9,255,026	4,010,454
Intellectual Property	8,520,121	8,212,764

Total Intangible Assets	183,693,165	217,862,061

Less Accumulated Amortization	(35,612,135)	(16,760,646)

Intangible Assets, Net	$148,081,030	$201,101,415

As of June 27, 2020, accumulated amortization for dispensary licenses, customer relationships, management agreement, capitalized software and intellectual property is $19,162,587, $8,113,913, $565,972, $2,273,432 and $5,496,231 respectively. As of June 29, 2019, accumulated amortization for dispensary licenses, customer relationships, management agreement, capitalized software and intellectual property is $9,330,150, $6,484,668, $366,667, $579,161 and nil , respectively.

The Company recorded amortization expense related to continuing operations of $16,880,094 and $12,439,105 for the year ended June 27, 2020 and June 29, 2019, respectively. During the year ended June 27, 2020 and June 29, 2019, $346,180 and $276,847, respectively, of share-based compensation was capitalized to capitalized software.

During the year ended June 27, 2020, management noted indicators of impairment of its long-lived assets of certain asset groups in California, Nevada and Florida. The Company used various Level 3 inputs and a discounted cash flow model to determine the fair value of these asset groups. Accordingly, the Company recorded an impairment of $38,959,000 which is included as a component of impairment expense in the accompanying Consolidated Statement of Operations.